Derivative Assets and other financial instruments (Details) € in Thousands, $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 04, 2024 EUR (€)	Feb. 28, 2022 USD ($) DerivativeInstruments	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2021 USD ($)	Dec. 22, 2021 USD ($)
Derivative Assets and Other Financial Instruments [Abstract]
Premium paid			$ 0		$ 194
Fair value adjustment on derivative asset (interest rate caps)			(1,113)	$ (2,831)	(4,952)
Gain (loss) on interest rate			4,067	9,133
Amount of foreign exchange reverse convertible transactions			33,000		0
Amount of matured foreign exchange reverse convertible transactions			(12,000)		0
Fair value adjustment on FX Reserve Convertible instruments			$ (73)	0	0
Percentage of interest rate cap notional amount			38.00%
Interest Rate Cap [Member]
Derivative Assets and Other Financial Instruments [Abstract]
Term of variable rate			1 month
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		LIBOR [Member]	SOFR [Member]
Strike rate			0.64%
Fair value adjustment on derivative asset (interest rate caps)			$ (1,113)	(2,831)
Gain (loss) on interest rate			4,067	$ 9,133
FX Option [Member]
Derivative Assets and Other Financial Instruments [Abstract]
Derivative notional amount | €	€ 3,000
Derivative, excluded component, gain (loss), recognized in earnings (in Euro) | €	€ 417
Assets measured at fair value amount			$ 20,986		$ 0
Designated As Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivative Assets and Other Financial Instruments [Abstract]
Derivative notional amount		$ 253,946				$ 484,106
Term of variable rate						1 month
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						LIBOR [Member]
Strike rate						0.75%
Premium paid							$ 7,000
Not Designated as Hedging Instrument [Member] | Interest Rate Cap [Member]
Derivative Assets and Other Financial Instruments [Abstract]
Derivative notional amount		$ 507,891
Term of variable rate		1 month
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		LIBOR [Member]
Strike rate		0.75%
Premium paid		$ 15,370
Number of interest rate caps (in DerivativeInstruments) | DerivativeInstruments		2